Revenue and other income - Disclosure of change in deferred revenue and collaboration liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current
Foreign exchange impact	€ 1,186	€ (5,592)
Reclassification	1,131	6,610
Non-Current
Foreign exchange impact	0	0
Reclassification	(1,131)	(6,610)
Total
Foreign exchange impact	1,186	(5,592)
Reclassification	0	0
Deferred tax liabilities / Deferred revenue
Total
Contract liabilities at beginning of period	2,826	3,441
Revenue for the six months period	(2,699)	(254)
Contract liabilities at end of period	127	3,191
Deferred tax liabilities / Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Current
Current contract liabilities at the beginning of period	0	215
Revenue for the six months period	0	(56)
Transfer from / (to) collaboration liabilities	0	4
Current contract liabilities at end of period	0	163
Non-Current
Non-current contract liabilities at the beginning of period	0	0
Revenue for the six months period	0
Transfer from / (to) collaboration liabilities	0
Non-current contract liabilities s at end of period	0	0
Total
Contract liabilities at beginning of period	0	215
Revenue for the six months period	0	(56)
Transfer from / (to) collaboration liabilities	0	4
Contract liabilities at end of period	0	163
Deferred tax liabilities / Deferred revenue | Agreement with Sanofi, 2022
Current
Current contract liabilities at the beginning of period	2,826	400
Additions	0	198
Deductions	(199)	(198)
Current contract liabilities at end of period	2,627	400
Non-Current
Non-current contract liabilities at the beginning of period	0	2,825
Additions	0	(198)
Deductions	0	0
Non-current contract liabilities s at end of period	0	2,627
Total
Contract liabilities at beginning of period	2,826	3,225
Additions	0	0
Deductions	(199)	(198)
Contract liabilities at end of period	2,627	3,027
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Current
Current contract liabilities at the beginning of period	6,501	7,443
Additions	177	0
Deductions	0	(1,679)
Current contract liabilities at end of period	8,995	6,782
Non-Current
Non-current contract liabilities at the beginning of period	31,748	41,128
Additions	0	0
Deductions	0	0
Non-current contract liabilities s at end of period	30,617	34,518
Total
Contract liabilities at beginning of period	38,249	48,571
Additions	177	0
Deductions	0	(1,679)
Contract liabilities at end of period	€ 39,612	€ 41,300